SHAREHOLDER'S CAPITAL - RSU and DSU Activity (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Option $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 05, 2020 $ / shares
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
IPO, stock price (in dollars per share) | $ / shares					$ 19.00
RSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option		0
Award Vesting Period	3 years
Number of other equity instruments granted		1,524,358		1,524,358
IPO, stock price (in dollars per share) | $ / shares	$ 19.00	$ 19.00	$ 19.00	$ 19.00
Number of other equity instruments exercised | Option		0
Number of other equity instruments expired | Option		0
Number of other equity instruments forfeited | Option		0
Number of other equity instruments cancelled | $				(1,699)
Number of other equity instruments outstanding at end of period | Option		1,522,659
Number of other equity instruments expected to vest | Option		1,482,660
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share) | $ / shares			0
Weighted average exercise price of other equity instruments granted (US$ per share) | $ / shares			19.95
Weighted average exercise price of other equity instruments cancelled (US$ per share) | $ / shares			19.00
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share) | $ / shares			19.95
Weighted average exercise price of other equity instruments expected to vest (US$ per share) | $ / shares	19.95	$ 19.95	19.95	$ 19.95
DSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option		0
Number of other equity instruments granted		18,248		18,248
IPO, stock price (in dollars per share) | $ / shares	19.00	$ 19.00	19.00	$ 19.00
Weighted average grant date fair value | $ / shares	21.26	$ 21.26	21.26	21.26
Number of other equity instruments exercised | Option		0
Number of other equity instruments expired | Option		0
Number of other equity instruments forfeited | Option		0
Number of other equity instruments cancelled | Option		0
Number of other equity instruments outstanding at end of period | Option		18,248
Number of other equity instruments expected to vest | Option		18,248
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share) | $ / shares			0
Weighted average exercise price of other equity instruments granted (US$ per share) | $ / shares			19.92
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share) | $ / shares			19.92
Weighted average exercise price of other equity instruments expected to vest (US$ per share) | $ / shares	$ 19.92	$ 19.92	$ 19.92	$ 19.92